Other (Income) Expense, Net (Tables)	12 Months Ended
Mar. 29, 2013
Other Income and Expenses [Abstract]
Schedule of Other Income (Expense)
The components of other (income) expense, net for fiscal 2013, fiscal 2012, and fiscal 2011 are:

	Twelve Months Ended
(Amounts in millions)	March 29, 2013	March 30, 2012	April 1, 2011
Foreign currency loss (gain)	$17	$4	$(2)
Other gains	(42)	—	(9)
Total	$(25)	$4	$(11)